Share-based payments - Disclosure of Changes in Founders' Warrants, Warrants, and Free Shares (Details)																		6 Months Ended
	Jun. 30, 2022 shares	Apr. 20, 2021 shares benefeciary € / shares	Mar. 17, 2020 shares benefeciary € / shares	Mar. 11, 2020 shares benefeciary	Mar. 29, 2019 shares benefeciary € / shares	Jul. 27, 2018 shares benefeciary € / shares	Mar. 06, 2018 shares benefeciary € / shares	Jan. 07, 2017 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 25, 2015 shares benefeciary € / shares	Jun. 10, 2015 shares benefeciary € / shares	Feb. 10, 2015 shares benefeciary € / shares	Sep. 16, 2014 shares benefeciary € / shares	Aug. 28, 2013 shares benefeciary € / shares	Apr. 10, 2013 shares benefeciary € / shares	Dec. 18, 2012 shares benefeciary € / shares	May 04, 2012 shares benefeciary € / shares	Jun. 30, 2022 shares € / shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	3,646,425																	3,646,425
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	714,867																	714,867
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)																500,000
Total number of awards granted (in shares)																100,000
Total number of shares to which the awards were likely to give right (in shares)																100,000
Exercise price (in euros per share) | € / shares																€ 6.63
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	100,000																	100,000
Total number of awards available for subscription (in shares)	100,000																	100,000
Maximum total number of awards that may be subscribed (in shares)	100,000																	100,000
BSPCE 2012-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																0
BSPCE 2012-2 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																0
BSPCE 2012-2 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary																2
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)														500,000
Total number of awards granted (in shares)														50,000
Total number of shares to which the awards were likely to give right (in shares)														50,000
Exercise price (in euros per share) | € / shares														€ 5.92
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	50,000																	50,000
Total number of awards available for subscription (in shares)	50,000																	50,000
Maximum total number of awards that may be subscribed (in shares)	50,000																	50,000
BSPCE 08-2013 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														0
BSPCE 08-2013 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														0
BSPCE 08-2013 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary														1
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)													450,000
Total number of awards granted (in shares)													97,200
Total number of shares to which the awards were likely to give right (in shares)													97,200
Exercise price (in euros per share) | € / shares													€ 18.68
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	11,050
Total number of awards outstanding (in shares)	86,150																	86,150
Total number of awards available for subscription (in shares)	86,150																	86,150
Maximum total number of awards that may be subscribed (in shares)	86,150																	86,150
BSPCE 09-2014 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													21,000
BSPCE 09-2014 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													21,000
BSPCE 09-2014 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary													30
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)												450,000
Total number of awards granted (in shares)												71,650
Total number of shares to which the awards were likely to give right (in shares)												71,650
Exercise price (in euros per share) | € / shares												€ 18.57
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	3,200
Total number of awards outstanding (in shares)	68,450																	68,450
Total number of awards available for subscription (in shares)	68,450																	68,450
Maximum total number of awards that may be subscribed (in shares)	68,450																	68,450
BSPCE 2015-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												24,000
BSPCE 2015-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												24,000
BSPCE 2015-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary												13
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)											450,000
Total number of awards granted (in shares)											53,050
Total number of shares to which the awards were likely to give right (in shares)											53,050
Exercise price (in euros per share) | € / shares											€ 20.28
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	22,700
Total number of awards outstanding (in shares)	30,350																	30,350
Total number of awards available for subscription (in shares)	30,350																	30,350
Maximum total number of awards that may be subscribed (in shares)	30,350																	30,350
BSPCE 2015-3 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)											0
BSPCE 2015-3 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)											0
BSPCE 2015-3 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary											42
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)									450,000
Total number of awards granted (in shares)									126,400
Total number of shares to which the awards were likely to give right (in shares)									126,400
Exercise price (in euros per share) | € / shares									€ 14.46
Number of awards subscribed (in shares)	333
Total number of awards lapsed, cancelled or forfeited (in shares)	25,500
Total number of awards outstanding (in shares)	100,567																	100,567
Total number of awards available for subscription (in shares)	100,567																	100,567
Maximum total number of awards that may be subscribed (in shares)	100,567																	100,567
BSPCE 2016 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									23,500
BSPCE 2016 Ordinary | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									23,500
BSPCE 2016 Ordinary | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary									43
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)									450,000
Total number of awards granted (in shares)									129,250
Total number of shares to which the awards were likely to give right (in shares)									129,250
Exercise price (in euros per share) | € / shares									€ 14.46
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	29,050
Total number of awards outstanding (in shares)	100,200																	100,200
Total number of awards available for subscription (in shares)	60,106																	60,106
Maximum total number of awards that may be subscribed (in shares)	100,200																	100,200
BSPCE 2016 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									23,500
BSPCE 2016 Performance | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									23,500
BSPCE 2016 Performance | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary									50
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								450,000
Total number of awards granted (in shares)								117,650
Total number of shares to which the awards were likely to give right (in shares)								117,650
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	18,500
Total number of awards outstanding (in shares)	99,150																	99,150
Total number of awards available for subscription (in shares)	99,150																	99,150
Maximum total number of awards that may be subscribed (in shares)	99,150																	99,150
BSPCE 2017 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								26,400
BSPCE 2017 Ordinary | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								26,400
BSPCE 2017 Ordinary | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary								42
BSPCE 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								450,000
Total number of awards granted (in shares)								80,000
Total number of shares to which the awards were likely to give right (in shares)								80,000
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	80,000																	80,000
Total number of awards available for subscription (in shares)	80,000																	80,000
Maximum total number of awards that may be subscribed (in shares)	80,000																	80,000
BSPCE 2017 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								32,000
BSPCE 2017 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								32,000
BSPCE 2017 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary								3
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	215,251																	215,251
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)																	200,000
Total number of awards granted (in shares)																	52,500
Total number of shares to which the awards were likely to give right (in shares)																	52,500
Exercise price (in euros per share) | € / shares																	€ 6.00
Number of awards subscribed (in shares)	22,500
Total number of awards lapsed, cancelled or forfeited (in shares)	30,000
Total number of awards outstanding (in shares)	0																	0
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
Grant price (in euro per share) | € / shares																	€ 0.60
BSA 04-12 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																	22,500
BSA 04-12 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																	22,500
BSA 04-12 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary																	1
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)															200,000
Total number of awards granted (in shares)															10,000
Total number of shares to which the awards were likely to give right (in shares)															10,000
Exercise price (in euros per share) | € / shares															€ 6.37
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,000
Total number of awards outstanding (in shares)	6,000																	6,000
Total number of awards available for subscription (in shares)	6,000																	6,000
Maximum total number of awards that may be subscribed (in shares)	6,000																	6,000
Grant price (in euro per share) | € / shares															€ 2.50
BSA 2013 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)															0
BSA 2013 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary															1
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)													100,000
Total number of awards granted (in shares)													14,000
Total number of shares to which the awards were likely to give right (in shares)													14,000
Exercise price (in euros per share) | € / shares													€ 17.67					€ 40
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,000
Total number of awards outstanding (in shares)	10,000																	10,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	10,000																	10,000
Grant price (in euro per share) | € / shares													€ 4.87
BSA 2014 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													8,000
BSA 2014 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													4,000
BSA 2014 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													4,000
BSA 2014 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary													1
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)												100,000
Total number of awards granted (in shares)												26,000
Total number of shares to which the awards were likely to give right (in shares)												26,000
Exercise price (in euros per share) | € / shares												€ 17.67
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	5,000
Total number of awards outstanding (in shares)	21,000																	21,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	21,000																	21,000
Grant price (in euro per share) | € / shares												€ 4.87
BSA 2015-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												15,000
BSA 2015-1 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												5,000
BSA 2015-1 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												3,000
BSA 2015-1 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												5,000
BSA 2015-1 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												2,000
BSA 2015-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary												2
BSA 2015-2 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)										100,000
Total number of awards granted (in shares)										64,000
Total number of shares to which the awards were likely to give right (in shares)										64,000
Exercise price (in euros per share) | € / shares										€ 19.54
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	64,000																	64,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	64,000																	64,000
Grant price (in euro per share) | € / shares										€ 5.00
BSA 2015-2 (a) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										0
BSA 2015-2 (a) | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary										1
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								100,000
Total number of awards granted (in shares)								18,000
Total number of shares to which the awards were likely to give right (in shares)								18,000
Exercise price (in euros per share) | € / shares								€ 15.76
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	18,000
Total number of awards outstanding (in shares)	0																	0
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
Grant price (in euro per share) | € / shares								€ 2.26
BSA 2017 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								13,280
BSA 2017 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								3,820
BSA 2017 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								3,820
BSA 2017 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								2,820
BSA 2017 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								2,820
BSA 2017 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary								1
BSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							116,000
Total number of awards granted (in shares)							18,000
Total number of shares to which the awards were likely to give right (in shares)							18,000
Exercise price (in euros per share) | € / shares							€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																	18,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	18,000																	18,000
Grant price (in euro per share) | € / shares							€ 1.62
BSA 2018 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							12,700
BSA 2018 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							4,000
BSA 2018 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary							1
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							116,000
Total number of awards granted (in shares)							10,000
Total number of shares to which the awards were likely to give right (in shares)							10,000
Exercise price (in euros per share) | € / shares							€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	10,000																	10,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	10,000																	10,000
Grant price (in euro per share) | € / shares							€ 1.62
BSA 2018-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							0
BSA 2018-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary							1
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)						140,000
Total number of awards granted (in shares)						5,820
Total number of shares to which the awards were likely to give right (in shares)						5,820
Exercise price (in euros per share) | € / shares						€ 16.10
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	5,820																	5,820
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	5,820																	5,820
Grant price (in euro per share) | € / shares						€ 2.36
BSA 2018-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
BSA 2018-2 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary						1
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)					140,000
Total number of awards granted (in shares)					18,000
Total number of shares to which the awards were likely to give right (in shares)					18,000
Exercise price (in euros per share) | € / shares					€ 11.66
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																	18,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	18,000																	18,000
Grant price (in euro per share) | € / shares					€ 1.15
BSA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					12,700
BSA 2019-1 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					4,000
BSA 2019-1 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary					1
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)			500,000
Total number of awards granted (in shares)			18,000
Total number of shares to which the awards were likely to give right (in shares)			18,000
Exercise price (in euros per share) | € / shares			€ 6.59
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																	18,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	18,000																	18,000
Grant price (in euro per share) | € / shares			€ 0.29
BSA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			14,024
BSA 2020 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,843
BSA 2020 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,829
BSA 2020 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,195
BSA 2020 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,157
BSA 2020 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary			1
BSA 2021 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		650,000
Total number of awards granted (in shares)		48,103
Total number of shares to which the awards were likely to give right (in shares)		48,103
Exercise price (in euros per share) | € / shares		€ 13.47
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	33,672
Total number of awards outstanding (in shares)	14,431																	14,431
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	14,431																	14,431
Grant price (in euro per share) | € / shares		€ 2.95
BSA 2021 (a) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (a) | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary		1
BSA 2021 (b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		650,000
Total number of awards granted (in shares)		30,000
Total number of shares to which the awards were likely to give right (in shares)		30,000
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	30,000																	30,000
Total number of awards available for subscription (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	30,000																	30,000
Grant price (in euro per share) | € / shares		€ 0.68
BSA 2021 (b) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (b) | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary		1
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	657,950																	657,950
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							526,800
Total number of awards granted (in shares)							396,250
Total number of shares to which the awards were likely to give right (in shares)							396,250
Number of awards subscribed (in shares)	340,583
Total number of awards lapsed, cancelled or forfeited (in shares)	55,667
Total number of awards outstanding (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
AGA 2018-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							77,500
AGA 2018-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							77,500
AGA 2018-1 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							0
AGA 2018-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary							78
AGA 2018-1 | French tax residents
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Vesting requirements, holding period							1 year
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)						648,000
Total number of awards granted (in shares)						6,000
Total number of shares to which the awards were likely to give right (in shares)						6,000
Number of awards subscribed (in shares)	6,000
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
Vesting requirements, holding period						1 year
AGA 2018-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary						1
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)					648,000
Total number of awards granted (in shares)					438,250
Total number of shares to which the awards were likely to give right (in shares)					438,250
Number of awards subscribed (in shares)	369,250
Total number of awards lapsed, cancelled or forfeited (in shares)	69,000
Total number of awards outstanding (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
AGA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					150,000
AGA 2019-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					150,000
AGA 2019-1 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					0
AGA 2019-1 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary					80
AGA 2019-1 | French tax residents
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Vesting requirements, holding period					1 year
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)				650,000
Total number of awards granted (in shares)				50,000
Total number of shares to which the awards were likely to give right (in shares)				50,000
Number of awards subscribed (in shares)	50,000
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	0																	0
Maximum total number of awards that may be subscribed (in shares)	0																	0
Vesting requirements, holding period				1 year
AGA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				50,000
AGA 2020 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				0
AGA 2020 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				50,000
AGA 2020 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary				0
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		850,000
Total number of awards granted (in shares)		362,515
Total number of shares to which the awards were likely to give right (in shares)		362,515
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,604
Total number of awards outstanding (in shares)	357,911																	357,911
Maximum total number of awards that may be subscribed (in shares)	357,911																	357,911
Vesting requirements, holding period		1 year
AGA 2021 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		270,000
AGA 2021 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		180,000
AGA 2021 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		90,000
AGA 2021 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary		79
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		850,000
Total number of awards granted (in shares)		300,039
Total number of shares to which the awards were likely to give right (in shares)		300,039
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	300,039																	300,039
Maximum total number of awards that may be subscribed (in shares)	300,039																	300,039
Vesting requirements, holding period		1 year
AGA 2022 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		245,000
AGA 2022 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		150,000
AGA 2022 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		35,000
AGA 2022 | Bart VAN RHIJN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		60,000
AGA 2022 | Beneficiaries other than corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of beneficiaries who are not corporate officers | benefeciary		79